INVENTORY	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
INVENTORY
INVENTORY

US$ MILLIONS	2018	2017
Current:
Natural gas inventory	$94	$84
Raw materials and other	47	24
Carrying amount of inventories	$141	$108

During the year ended December 31, 2018, Brookfield Infrastructure recognized $502 million (2017: $418 million, 2016: $154 million) worth of inventories as an expense in the Consolidated Statements of Operating Results and $nil (2017: $nil, 2016: $nil) relating to impairments of inventory.